INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,225	$ 1,380
Finished products	1,296	1,123
Inventories, net	2,521	2,503
Inventory net of write offs	$ 2,525	$ 2,395